Subsequent Event - Additional Information (Detail) (Subsequent Event [Member], Celcite [Member], USD $) In Thousands, unless otherwise specified	Nov. 05, 2013
Subsequent Event [Member] | Celcite [Member]
Subsequent Event [Line Items]
Business acquisition price	$ 129,000